Schedule of shareholders loan (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	$ 516,039	$ 302,000
Advances received during the period		169,645	405,000
Finance cost accrued	316,908	44,394	12,000
Repayments during the year	(516,039)		(115,000)
Total shareholder’s loan		516,039	$ 302,000
Finance cost accrued		$ 44,394